Commitments - Disclosure of detailed information about commitments (Details)	Oct. 31, 2019 USD ($)
Disclosure Of Commitments [Line Items]
Lease commitments	$ 132,165
Less than one year [Member]
Disclosure Of Commitments [Line Items]
Lease commitments	48,060
Two to five years [Member]
Disclosure Of Commitments [Line Items]
Lease commitments	$ 84,105